Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cook & Bynum Funds Trust
Entity Central Index Key	0001459065
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
The Cook & Bynum Fund
Shareholder Report [Line Items]
Fund Name	The Cook & Bynum Fund
Class Name	The Cook & Bynum Fund
Trading Symbol	COBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Cook & Bynum Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/. You can also request this information by contacting us at 877-839-2629.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-839-2629
Additional Information Website	https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Cook & Bynum Fund	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was down slightly for the half year ended September 30, 2024. The Fund’s two positions in Mexico were the largest detractors to returns. Both Mexican equities and the Mexican peso sold off following the Mexican elections in June. Outside of our two Mexican investments in Arca Continental and FEMSA, most of our other positions performed well alongside rising global equity markets.

Top Contributors
↑	Liberty Latin America
↑	Berkshire Hathaway
↑	AB InBev

Top Detractors
↓	Arca Continental
↓	FEMSA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
The Cook & Bynum Fund	9.42	4.62	3.27
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/ for more recent performance information.
Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/ for more recent performance information.

Net Assets	$ 76,759,516
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 706,740
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$76,759,516
Number of Holdings	12
Net Advisory Fee	$706,740
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
Arca Continental SAB de CV	24.2%
Berkshire Hathaway, Inc.	19.2%
Anheuser-Busch InBev SA/NV	11.1%
United States Treasury Bill	11.0%
Coca-Cola Embonor SA	9.2%
Liberty Latin America Ltd.	9.1%
Fomento Economico Mexicano SAB de CV	7.0%
Union de Cervecerias Peruanas Backus y Johnston SAA	3.6%
BIM Birlesik Magazalar AS	2.8%
EuroEyes International Eye Clinic Ltd.	1.3%

Industry	(%)
Soft Drink Bottling and Distribution	33.4%
Conglomerates	19.2%
Breweries	14.7%
Wired and Wireless Telecommunications Carriers	9.1%
Retail - Convenience Stores	7.0%
Consumer Staples - Merchandise Retail	2.8%
Health Care	1.3%
Industrial Machinery & Supplies & Components	0.5%
Cash & Other	12.0%

Material Fund Change [Text Block]
Material Fund Changes
During the 2024 fiscal year, the Cook & Bynum Funds Trust Board approved an Agreement and Plan of Reorganization (“Agreement”) providing for a reorganization (the “Reorganization”) of The Cook & Bynum Fund, a series of the Cook &   Bynum Funds Trust (the “Target Fund”) into The Cook & Bynum Fund, a series of World Funds Trust (the “Acquiring Fund”). Shareholders of record of the Target Fund as of August 12, 2024 voted to approve the Reorganization at a special shareholder meeting held on September 16, 2024.   The Reorganization closed on October 4, 2024 and, at its conclusion, all assets and liabilities of the Target Fund were reorganized into the Acquiring Fund.

Updated Prospectus Web Address	https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/.